Segment and corporate information - Geographic Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographic region
Revenue external customers	€ 17,859,063	€ 17,476,555	€ 16,546,873
Long-lived assets	23,406,609	24,760,182	17,500,198
Germany
Disclosure of geographic region
Revenue external customers	493,436	474,750	426,327
Long-lived assets	1,202,528	1,311,786	948,355
North America
Disclosure of geographic region
Revenue external customers	12,478,420	12,195,173	11,569,732
Long-lived assets	17,878,746	19,112,827	13,260,913
Rest of the World
Disclosure of geographic region
Revenue external customers	4,887,207	4,806,632	4,550,814
Long-lived assets	€ 4,325,335	€ 4,335,569	€ 3,290,930